FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21211

Nuveen New York AMT-Free Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Cedric H. Antosiewicz – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: February 28

Date of reporting period: June 30, 2017

Item 1. Proxy Voting Record

ICA File Num	Registrant Name	fund name	company name	Ticker	security id	Meeting_Date	Proponent	item desc	mgt rec vote	client vote	Vote cast “ for” or “ against” Mgmt
811-21211	Nuveen New York AMT-Free Quality Municipal Income Fund	Nuveen New York AMT-Free Quality Municipal Income Fund	PUERTO RICO SALES TAX FING CORP SALES TAX REV	NULL	74529JAH8	3/30/2017	Management	By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.	None	For	Against
811-21211	Nuveen New York AMT-Free Quality Municipal Income Fund	Nuveen New York AMT-Free Quality Municipal Income Fund	PUERTO RICO SALES TAX FING CORP SALES TAX REV	NULL	74529JAM7	3/30/2017	Management	By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.	None	For	Against
811-21211	Nuveen New York AMT-Free Quality Municipal Income Fund	Nuveen New York AMT-Free Quality Municipal Income Fund	PUERTO RICO SALES TAX FING CORP SALES TAX REV	NULL	74529JAL9	3/30/2017	Management	By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.	None	For	Against
811-21211	Nuveen New York AMT-Free Quality Municipal Income Fund	Nuveen New York AMT-Free Quality Municipal Income Fund	PUERTO RICO SALES TAX FING CORP SALES TAX REV	NULL	74529JAG0	3/30/2017	Management	By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.	None	For	Against
811-21211	Nuveen New York AMT-Free Quality Municipal Income Fund	Nuveen New York AMT-Free Quality Municipal Income Fund	PUERTO RICO SALES TAX FING CORP SALES TAX REV	NULL	74529JAK1	3/30/2017	Management	By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.	None	For	Against
811-21211	Nuveen New York AMT-Free Quality Municipal Income Fund	Nuveen New York AMT-Free Quality Municipal Income Fund	PUERTO RICO SALES TAX FING CORP SALES TAX REV	NULL	74529JAN5	3/30/2017	Management	By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.	None	For	Against

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen New York AMT-Free Quality Municipal Income Fund

By	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz – Chief Administrative Officer

Date

August 29, 2017